TRADE AND OTHER PAYABLES - Disclosure of detailed information about trade and other payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 5,081	$ 1,223
Taxes payable	313	63
Total trade and other payables	$ 5,394	$ 1,286